Cash and Bank Balances (Tables)	12 Months Ended
Jun. 30, 2023
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	30 June 2023	30 June 2022
	RM	RM

Cash and bank balances	31,453,867	28,171,145
Deposits with license banks	24,729,745	-
	56,183,612	28,171,145